PHOENIX CAPITAL GROWTH FUND
                           PHOENIX MID-CAP GROWTH FUND
                      EACH A SERIES OF PHOENIX SERIES FUND
    Supplement dated June 28, 2006 to the Prospectus dated February 15, 2006, as supplemented March 29, 2006 and April 12, 2006

        This supplement supercedes the supplement dated March 29, 2006.


IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2006, Harris Investment Management, Inc. ("Harris") is the subadviser to the Capital Growth and Mid-Cap Growth Funds ("the funds"), replacing Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"). PIC will continue to serve as the funds' investment adviser. All references to Engemann as it pertains to the Capital Growth and Mid-Cap Growth Funds in the current Prospectus are hereby deleted.

The current Prospectus for the funds is, therefore, hereby supplemented as follows:

CAPITAL GROWTH FUND

The fund's principal investment strategies are being revised to reflect the investment management style of Harris. Accordingly, on page 9, the principal investment strategies are hereby replaced in their entirety with the following:

     > Under normal circumstances, the fund invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations similar to the range of companies included in the Russell 1000(R) Growth Index. As of March 31, 2006, the market capitalization range of companies included in the Russell 1000(R) Growth Index was $960 million to $364.6 billion.

     > The adviser manages the fund's investment program and general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund. The subadviser's approach to equity management is process driven, applying quantitative analytics combined with a fundamental overlay to provide consistent, superior performance results. Based on internal research and extensive academic studies, the subadviser focuses on those companies exhibiting improving fundamentals, attractive valuations and increasing investor interest.

     > Stocks may be sold if the ranking from the multi-factor model deteriorates or if there is deterioration in a company's fundamentals and outlook.

The fund's investment objective of long-term capital appreciation and its temporary defensive strategy remain unchanged.

On page 13, the following replaces the second and third paragraphs of the "The Adviser and Subadviser" subsection under "Management of the Fund:"

     Harris Investment Management, Inc. ("Harris") is the subadviser to the fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. Harris has been an investment adviser since 1989. Harris is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly-owned by Harris Financial Corp. Harris Financial Corp. is wholly-owned by Bank of Montreal, a publicly traded Canadian banking institution. As of December 31, 2005, Harris had approximately $21.7 billion in assets under management.

     Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and for the general operations of the fund, including oversight of the fund's subadviser. Harris, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Phoenix and Harris manage the fund's assets to conform with the investment policies as described in this prospectus.

The investment management fees remain unchanged.

On page 14, the following replaces the last two paragraphs and the subadvisory fee table of "The Adviser and Subadviser" subsection:

     Phoenix pays Harris a subadvisory fee of 50% of the gross investment management fee.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be in the funds' 2006 annual report covering the period November 1, 2005 through October 31, 2006.

The following replaces the first four paragraphs in the "Portfolio Management" subsection:

     The following individuals are the members of the team of investment professionals primarily responsible for the day-to-day management of the fund.

     T. ANDREW JANES, JD, CFA. Mr. Janes has served as lead portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Small-Cap Value Fund and Phoenix Mid-Cap Growth Fund. Mr. Janes is a Partner and Equity Portfolio Manager at Harris. Prior to joining Harris in 1999, he was a Fund Manager and Senior Portfolio Manager for a Ohio-based financial institution. Mr. Janes has 20 years of investment management experience.

     DANIEL L. SIDO. Mr. Sido has served as a portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Balanced Fund, Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Index Fund, Phoenix Insight Small-Cap Opportunity Fund, Phoenix Mid-Cap Growth Fund and Phoenix Total Value Fund. Mr. Sido is a Senior Partner and Portfolio Manager at Harris. Prior to joining Harris in 1994, he was a portfolio manager for a St. Louis investment management company, managing equity and fixed income portfolios. Mr. Sido has 23 years of investment management experience.

     MARK E. WIMER, CFA. Mr. Wimer has served as a portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Index Fund, Phoenix and Phoenix Mid-Cap Growth Fund. Mr. Wimer is a Principal and Portfolio Manager at Harris. Prior to joining Harris in 2006, he was Director of Quantitative Research at an international financial services institution. Mr. Wimer has 11 years of investment management experience.


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


MID-CAP GROWTH FUND

The fund's principal investment strategies are being revised to reflect the investment management style of Harris. Accordingly, on Page 29, the principal investment strategies are hereby replaced in their entirety with the following:

     > Under normal circumstances, the fund invests at least 80% of its assets in common stocks that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell Midcap(R) Growth Index. As of March 31, 2006, the market capitalization range of companies included in the Russell Midcap(R) Growth Index was $960 million to $22.6 billion. The fund's policy of investing 80% of its assets in medium capitalization companies may be changed only upon 60 days written notice to shareholders.

     > The adviser manages the fund's investment program and general operations of the fund, including oversight of the fund's subadviser. The subadviser manages the investments of the fund. The subadviser's approach to equity management is process driven, applying quantitative analytics combined with a fundamental overlay to provide consistent, superior performance results. Based on internal research and extensive academic studies, the subadviser focuses on those companies exhibiting improving fundamentals, attractive valuations and increasing investor interest.

     > Stocks may be sold if the ranking from the multi-factor model deteriorates or if there is deterioration in a company's fundamentals and outlook.

The fund's investment objective of capital appreciation and its temporary defensive strategy remain unchanged.

On page 30, the second bulleted item under "Equity Securities Risk" is deleted and replaced with the following:

     o MEDIUM MARKET CAPITALIZATION COMPANIES. Companies with medium market capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to a cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on medium market capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller market capitalization stocks are subject to varying patterns of trading volumes and may, at times, be difficult to sell.

On page 33, the following replaces the second and third paragraphs of the "The Adviser and Subadviser" subsection under "Management of the Fund:"

     Harris Investment Management, Inc. ("Harris") is the subadviser to the fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. Harris has been an investment adviser since 1989. Harris is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly-owned by Harris Financial Corp. Harris Financial Corp. is wholly-owned by Bank of Montreal, a publicly traded Canadian banking institution. As of December 31, 2005, Harris had approximately $21.7 billion in assets under management.


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

     Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and for the general operations of the fund, including oversight of the fund's subadviser. Harris, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Phoenix and Harris manage the fund's assets to conform with the investment policies as described in this prospectus.

The investment management fees remain unchanged.

On page 34, the following replaces the second paragraph, the subadvisory fee table and the last paragraph in "The Adviser and Subadviser" subsection:

     Phoenix pays Harris a subadvisory fee of 50% of the gross investment management fee.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be in the funds' 2006 annual report covering the period November 1, 2005 through October 31, 2006.

The following replaces the first three paragraphs in the "Portfolio Management" subsection:

     The following individuals are the members of the team of investment professionals primarily responsible for the day-to-day management of the fund.

     MARK E. WIMER, CFA. Mr. Wimer has served as lead portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Index Fund and Phoenix Capital Growth Fund. Mr. Wimer is a Principal and Portfolio Manager at Harris. Prior to joining Harris in 2006, he was Director of Quantitative Research at an international financial services institution. Mr. Wimer has 11 years of investment management experience.

     T. ANDREW JANES, JD, CFA. Mr. Janes has served as a portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Small-Cap Value Fund and Phoenix Capital Growth Fund. Mr. Janes is a Partner and Equity Portfolio Manager at Harris. Prior to joining Harris in 1999, he was a Fund Manager and Senior Portfolio Manager for a Ohio-based financial institution. Mr. Janes has 20 years of investment management experience.

     DANIEL L. SIDO. Mr. Sido has served as a portfolio manager of the fund since June 2006. He is also a portfolio manager for the Phoenix Insight Balanced Fund, Phoenix Insight Core Equity Fund, Phoenix Insight Equity Fund, Phoenix Insight Index Fund, Phoenix Insight Small-Cap Opportunity Fund, Phoenix Capital Growth Fund and Phoenix Total Value Fund. Mr. Sido is a Senior Partner and Portfolio Manager at Harris. Prior to joining Harris in 1994, he was a portfolio manager for a St. Louis investment management company, managing equity and fixed income portfolios. Mr. Sido has 23 years of investment management experience.

Beginning on page 40, the following disclosure is added to the "Additional Investment Techniques" section:


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

     DEPOSITARY RECEIPTS

     The Mid-Cap Growth Fund may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, and ADRs not sponsored by U.S. banks. While investment in ADRs may eliminate some of the risk associated with foreign investments, it does not eliminate all the risks inherent in investing in securities of foreign issuers. ADRs which are not sponsored by U.S. banks are subject to the same investment risks as foreign securities.

     INITIAL PUBLIC OFFERINGS (IPOs)

     The Capital Growth Fund and Mid-Cap Growth Fund may invest in IPOs, which typically have less available information. Investment returns from IPOs may be highly volatile, may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, the funds may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and increase costs to a fund, affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.




     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.




PXP 393/SA Changes (06/06)

                           PHOENIX CAPITAL GROWTH FUND
                           PHOENIX MID-CAP GROWTH FUND
                      EACH A SERIES OF PHOENIX SERIES FUND
    Supplement dated June 28, 2006 to the Statement of Additional Information
                            dated February 15, 2006,
                 as supplemented April 12, 2006 and May 22, 2006


IMPORTANT NOTICE TO INVESTORS

Effective June 28, 2006, Harris Investment Management, Inc. is the subadviser to the Capital Growth and Mid-Cap Growth Funds ("the funds"), replacing Engemann Asset Management. ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"). PIC will continue to serve as the funds' investment adviser. All references to Engemann as it pertains to the Capital Growth and Mid-Cap Growth Funds in the current Statement of Additional Information are hereby deleted.

The current Statement of Additional Information for the funds is, therefore, hereby supplemented as follows:

On page 18, the following is added at the end of the subsection "The
Subadvisers:"

     Harris Investment Management, Inc. ("Harris") is the subadviser to the Capital Growth Fund and Mid-Cap Growth Fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. Harris has been an investment adviser since 1989. Harris is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is wholly-owned by Harris Financial Corp. Harris Financial Corp. is wholly-owned by Bank of Montreal, a publicly traded Canadian banking institution. As of December 31, 2005, Harris had approximately $21.7 billion in assets under management

     The Subadvisory Agreement provides that the adviser, PIC, will delegate to Harris the performance of certain of its investment management services under the Investment Advisory Agreement with the Capital Growth and the Mid-Cap Growth Funds. Harris will furnish, at its own expense, the office facilities and personnel necessary to perform such services. For its services as Subadviser of the Capital Growth and Mid-Cap Growth Funds, Harris is entitled to a fee that is accrued daily against the value of each Fund's net assets, payable monthly, at the annual rate of 50% of the gross investment management fee.

The investment management fees remain unchanged.

On page 19, the following replaces the first paragraph and its subheading under "Board of Trustees' Consideration of Investment Advisory Agreement and Subadvisory Agreements:"

     BALANCED, CORE BOND AND MONEY MARKET FUNDS

     A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is available in the funds' 2005 semiannual report covering the period November 1, 2004 through April 30, 2005.

     CAPITAL GROWTH AND MID-CAP GROWTH FUNDS

     A discussion regarding the basis for the Board of Trustees approving the investment advisory and subadvisory agreements is expected to be in the funds' 2006 annual report covering the period November 1, 2005 through October 31, 2006.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                         INFORMATION FOR FUTURE REFERENCE.


PXP 427B/SA Changes (06/06)

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